Equity - Balance of Accumulated Other Comprehensive (Loss) in Shareholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Equity [Abstract]
Foreign currency translation	$ (51,125)	$ 316,010
Retirement benefit plans	(1,364,138)	(766,159)
Other	$ (637)	$ (841)